Other disclosures on cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Other disclosures on cash flows (Tables) [Abstract]
Non-cash investing and financing activities	Non-cash investing and financing activities

	2017	2016	2015
Transfer of assets and liabilities	-	56,351	399,048
Capitalization of related party transactions	-	26,610	-